Fair values of financial instruments	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair values of financial instruments	Fair values of financial instruments
Fair value of financial instruments measured at amortized cost
The carrying value and estimated fair value of our financial instruments that are measured at amortized cost as at December 31, 2022 and December 31, 2021 are as follows:

	Successor		Predecessor
	December 31, 2022		December 31, 2021
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
			(As adjusted)
Assets
Related party loans receivable (Level 2)	—	—	9	9

Liabilities
Liability subject to compromise- Secured credit facilities (Level 3)	—	—	1,966	5,544
Liability subject to compromise- Related Party Loan Payable (Level 3)	—	—	176	503
First Lien Senior Secured (Level 3)	195	184	—	—
Second Lien Senior Secured (Level 3)	284	284	—	—
Unsecured Convertible Bond - debt component (Level 3)	46	50	—	—
Financial instruments categorized as level 2
The fair value of related party receivable balances were assumed to be equal to their carrying value, after adjusting for expected credit losses. The loans are categorized as level 2 on the fair value hierarchy. Other trading balances with related parties are not shown in the table above and are covered in Note 27 - "Related party transactions".
Financial instruments categorized as level 3
Upon emergence from Chapter 11 proceedings, our secured credit facilities were settled and replaced with the first and second lien senior notes and an unsecured convertible bond. The fair values attributed to the first and second lien debt were derived by discounting the future cash flows associated with each facility.
The fair value attributed to the unsecured convertible bond is bifurcated into two elements: the straight debt component is derived through a discounted cash flow approach, similarly to the one applied for the first and second lien debt, and the conversion option, which is derived through an option pricing model which forecasts equity volatility and compares the potential conversion redemption against historical and implied equity movements in comparable companies in our industry. The conversion option was recorded in equity at the point the bond was issued and, therefore, has not been included in the table above.
The fair values of the secured credit facilities as at December 31, 2021 were determined by reference to the secured credit facilities holder allocation of the Seadrill fair value post emergence. The fair value was derived using a discounted cash flow model of future free cash flows from each rig, using a weighted average cost of capital of 17.0%.
Upon emergence from Chapter 11 proceedings, our related party loans payable were extinguished and a gain recognized in "Reorganization items, net". The fair value of the related party loans payable as at December 31, 2021, for the West Taurus was derived using the court approved maximum cash settlement amount of $0.25 million. For the West Linus the fair value was derived using a discounted cash flow model of future free cash flows based on the contractual cash flows under the bareboat charter agreement together with the LIBOR linked interest payments, as well as assumed cash outflows under the mandatory repurchase obligation at the end of the lease term. These cash flows were discounted using a weighted average cost of capital.
Our cash and cash equivalents, and restricted cash, accounts receivable, and accounts payable are by their nature short-term. As a result, the carrying values included in our Consolidated Balance Sheets approximate fair value and have not been shown on the above table.
Financial instruments measured at fair value on a recurring basis
The carrying value and estimated fair value of our financial instruments that are measured at fair value on a recurring basis at December 31, 2022 (Successor) and December 31, 2021 (Predecessor) are as follows:

	Successor		Predecessor
	As at December 31, 2022		As at December 31, 2021
(In $ millions)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (Level 1)	480	480	293	293
Restricted cash (Level 1)	118	118	223	223
Interest rate cap (Level 2)	5	5	—	—
Level 1 fair value measurements
The carrying value of cash and cash equivalents and restricted cash, which are highly liquid, is a reasonable estimate of fair value and are categorized at level 1 of the fair value hierarchy.
Level 2 fair value measurements
The fair value of the interest rate cap as at December 31, 2022 is calculated using well-established independent valuation techniques and counterparty non-performance credit risk assumptions. The calculation of the credit risk with regard to the interest rate cap is subject to a number of assumptions including an assumed credit default swap rate based on our traded debt, and recovery rate, which assumes the proportion of value recovered, given an event of default. We have categorized these as level 2 of the fair value hierarchy.